S000043215 [Member] Annual Fund Operating Expenses - AB Concentrated Growth Fund	Oct. 28, 2025
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component3 Other Expenses	0.06%	[1]
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	0.75%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.04%
Component3 Other Expenses	0.06%	[1]
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	1.00%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.04%
Component3 Other Expenses	0.06%	[1]
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	0.00%	[2],[3]
Net Expenses (as a percentage of Assets)	1.75%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%
Component3 Other Expenses	0.07%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.83%
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component3 Other Expenses	0.07%	[1]
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.73%

[1]	“Other Expenses” includes acquired fund fees and expenses totaling less than 0.01%.
[2]	Amount is less than 0.005%.
[3]
In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee. The agreement may only be terminated or changed with the consent of the Fund’s Board of Directors.